Goodwill (Details)					1 Months Ended			12 Months Ended
	Mar. 17, 2021 USD ($) shares	Mar. 17, 2021 CNY (¥) shares	Dec. 04, 2020 USD ($)	Dec. 04, 2020 CNY (¥)	Aug. 31, 2018 USD ($)	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY (¥)	Dec. 31, 2023 USD ($)	Sep. 30, 2014 CNY (¥)
Zhong Chuan Rui You [Member]
Goodwill [Line Items]
Acquired equity interest						100.00%			100.00%
Consideration amount						$ 7,391,894	¥ 48,000,000
Fair value identifiable net assets						151,958			¥ 963,000
Goodwill						$ 7,239,936
Non cash impairment loss								$ 7,239,936
Superengine Holding Limited [Member]
Goodwill [Line Items]
Acquired equity interest					100.00%
Consideration amount					$ 60,000,000
Fair value identifiable net assets					1,440,349
Goodwill					4,488,664
Intangible asset					$ 54,070,987
Bobtrain [Member]
Goodwill [Line Items]
Acquired equity interest			67.36%
Consideration amount			$ 2,500,000	¥ 16,400,000
Fair value identifiable net assets			607,120
Goodwill			$ 3,849,207
Non cash impairment loss								3,849,207
Saleya [Member]
Goodwill [Line Items]
Acquired equity interest	100.00%
Consideration amount	$ 12,395,710
Cash amount	102,000,000	¥ 666,000,000
Fair value net liabilities	10,828,009
Intangible asset	72,746,349
Goodwill	$ 71,808,110
Non cash impairment loss								$ 71,808,110
LKCO Ordinary shares [Member] | Saleya [Member]
Goodwill [Line Items]
Ordinary shares (in Shares) | shares	9,819,926	9,819,926
Preferred shares (in Shares) | shares	1,500,310